Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Communication Services: 2.3%
29,493	(1)	Altice USA, Inc.	$611,095	0.1
851		Cable One, Inc.	1,542,974	0.3
7,677		Fox Corp. - Class A	307,924	0.1
60,439	(1)	Iridium Communications, Inc.	2,408,494	0.4
10,010	(1)	j2 Global, Inc.	1,367,566	0.2
15,641	(1)	Liberty Global PLC - Class A	466,102	0.1
40,815		New York Times Co.	2,010,955	0.4
33,829		News Corp - Class A	795,996	0.1
4,448	(1)	Pinterest, Inc.	226,626	0.0
15,071	(1)	Playtika Holding Corp.	416,412	0.1
1,659	(1)	Roku, Inc.	519,848	0.1
17,119		ViacomCBS, Inc. - Class B	676,372	0.1
46,577	(1)	Yelp, Inc.	1,734,527	0.3
			13,084,891	2.3

		Consumer Discretionary: 15.2%
22,344	(1)	Adient plc	926,159	0.2
27,093	(1)	Adtalem Global Education, Inc.	1,024,386	0.2
31,361	(2)	American Eagle Outfitters, Inc.	809,114	0.1
25,366	(1)	Autonation, Inc.	3,088,564	0.6
13,257		BorgWarner, Inc.	572,835	0.1
47,330	(1)	Boyd Gaming Corp.	2,994,096	0.5
14,385		Brunswick Corp.	1,370,459	0.2
9,589		Carter's, Inc.	932,434	0.2
2,313	(1)	Carvana Co.	697,462	0.1
21,866	(1)	CROCS, Inc.	3,137,334	0.6
113,203		Dana, Inc.	2,517,635	0.5
12,635	(1)	Deckers Outdoor Corp.	4,551,127	0.8
28,797		Dick's Sporting Goods, Inc.	3,449,017	0.6
2,179	(1)	Five Below, Inc.	385,269	0.1
33,778		Foot Locker, Inc.	1,542,303	0.3
16,579	(1)	Fox Factory Holding Corp.	2,396,329	0.4
11,923	(1),(2)	GameStop Corp.	2,092,129	0.4
114,042		Gentex Corp.	3,761,105	0.7
57,621	(1)	Goodyear Tire & Rubber Co.	1,019,892	0.2
64,328		H&R Block, Inc.	1,608,200	0.3
6,933	(1)	Hilton Worldwide Holdings, Inc.	915,919	0.2
49,802		KB Home	1,938,294	0.3
49,983		Kohl's Corp.	2,353,699	0.4
7,020		Lear Corp.	1,098,490	0.2
14,371		Lennar Corp. - Class A	1,346,275	0.2
10,305		Lithia Motors, Inc.	3,267,097	0.6
17,704	(1)	LKQ Corp.	890,865	0.2
5,412		Marriott Vacations Worldwide Corp.	851,470	0.2
16,207	(1)	Mattel, Inc.	300,802	0.1
265	(1)	NVR, Inc.	1,270,431	0.2
7,482	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	451,015	0.1
4,847	(1)	Penn National Gaming, Inc.	351,214	0.1
2,431		Polaris, Inc.	290,893	0.0
17,590		Pulte Group, Inc.	807,733	0.1
3,922	(1)	RH	2,615,621	0.5
29,208	(1)	Scientific Games Corp.	2,426,309	0.4
72,760		Service Corp. International	4,384,518	0.8
71,416	(1)	Taylor Morrison Home Corp.	1,841,104	0.3
32,110		Tempur Sealy International, Inc.	1,490,225	0.3
14,805		Thor Industries, Inc.	1,817,462	0.3
11,739		Toll Brothers, Inc.	649,049	0.1
4,086	(1)	TopBuild Corp.	836,854	0.1
35,823		Travel + Leisure Co.	1,953,428	0.3
97,582	(1)	Tri Pointe Homes, Inc.	2,051,174	0.4
861	(1)	Ulta Beauty, Inc.	310,752	0.1
75,243		Wendy's Company	1,631,268	0.3
17,083		Williams-Sonoma, Inc.	3,029,328	0.5
9,238		Wingstop, Inc.	1,514,385	0.3
35,136	(1)	YETI Holdings, Inc.	3,010,804	0.5
			84,572,327	15.2

		Consumer Staples: 3.1%
16,793	(2)	Albertsons Cos, Inc.	522,766	0.1
29,922	(1)	BJ's Wholesale Club Holdings, Inc.	1,643,316	0.3
558	(1)	Boston Beer Co., Inc.	284,441	0.1
39,056	(1)	Darling Ingredients, Inc.	2,808,126	0.5
29,553		Energizer Holdings, Inc.	1,154,045	0.2
63,651		Flowers Foods, Inc.	1,504,073	0.3
15,234	(1)	Herbalife Nutrition Ltd.	645,617	0.1
6,674		Hershey Co.	1,129,575	0.2
12,091		Ingredion, Inc.	1,076,220	0.2
27,308		Nu Skin Enterprises, Inc.	1,105,155	0.2
22,614	(1)	Post Holdings, Inc.	2,491,158	0.4
4,666		Sanderson Farms, Inc.	878,141	0.2
35,836	(1)	Sprouts Farmers Market, Inc.	830,320	0.1
12,998		Tyson Foods, Inc.	1,026,062	0.2
			17,099,015	3.1

		Energy: 2.3%
38,916		APA Corp.	833,970	0.1
49,661	(1)	ChampionX Corp.	1,110,420	0.2
24,527		Cimarex Energy Co.	2,138,754	0.4
18,877	(1)	EQT Corp.	386,223	0.1
138,850		Equitrans Midstream Corp.	1,407,939	0.2
45,590		Halliburton Co.	985,656	0.2
12,070		Marathon Petroleum Corp.	746,047	0.1
4,013		Pioneer Natural Resources Co.	668,204	0.1
65,094		Targa Resources Corp.	3,203,276	0.6
45,661		World Fuel Services Corp.	1,535,123	0.3
			13,015,612	2.3

		Financials: 15.5%
474	(1)	Alleghany Corp.	295,970	0.0
30,696		Ally Financial, Inc.	1,567,031	0.3
6,957		Ameriprise Financial, Inc.	1,837,483	0.3
67,254		Annaly Capital Management, Inc.	566,279	0.1
63,914		Bank OZK	2,747,024	0.5

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
5,671		Brown & Brown, Inc.	$314,457	0.0
34,219		Citizens Financial Group, Inc.	1,607,609	0.3
110,727		CNO Financial Group, Inc.	2,606,514	0.5
9,839		East West Bancorp, Inc.	762,916	0.1
40,968		Essent Group Ltd.	1,803,002	0.3
15,505		Evercore, Inc.	2,072,553	0.4
2,973		Factset Research Systems, Inc.	1,173,681	0.2
37,758		Fifth Third Bancorp	1,602,449	0.3
57,588		First American Financial Corp.	3,861,275	0.7
4,218		Globe Life, Inc.	375,529	0.1
68,523		Hancock Whitney Corp.	3,228,804	0.6
24,104		Hanover Insurance Group, Inc.	3,124,360	0.6
38,869		International Bancshares Corp.	1,618,505	0.3
62,200		Janus Henderson Group PLC	2,570,726	0.5
21,218		Jefferies Financial Group, Inc.	787,824	0.1
54,440		Keycorp	1,176,993	0.2
8,027		LPL Financial Holdings, Inc.	1,258,312	0.2
180,273		MGIC Investment Corp.	2,696,884	0.5
1,759		MSCI, Inc. - Class A	1,070,070	0.2
95,318		Navient Corp.	1,880,624	0.3
31,010		New Residential Investment Corp.	341,110	0.1
208,299		New York Community Bancorp., Inc.	2,680,808	0.5
175,720		Old Republic International Corp.	4,064,404	0.7
36,618		PacWest Bancorp	1,659,528	0.3
7,894		Popular, Inc.	613,127	0.1
17,115		Primerica, Inc.	2,629,377	0.5
24,811		PROG Holdings, Inc.	1,042,310	0.2
5,553		Prosperity Bancshares, Inc.	394,985	0.1
96,711		Regions Financial Corp.	2,060,911	0.4
5,376		Reinsurance Group of America, Inc.	598,134	0.1
9,373		RLI Corp.	939,831	0.2
38,638		SEI Investments Co.	2,291,233	0.4
14,461		Selective Insurance Group	1,092,239	0.2
6,348		Signature Bank	1,728,433	0.3
53,352		Stifel Financial Corp.	3,625,802	0.6
36,637		Synchrony Financial	1,790,817	0.3
76,197		Synovus Financial Corp.	3,344,286	0.6
11,724		Tradeweb Markets, Inc.	947,065	0.2
27,308		UMB Financial Corp.	2,640,957	0.5
175,727		Umpqua Holdings Corp.	3,558,472	0.6
31,656		Unum Group	793,299	0.1
22,974		Washington Federal, Inc.	788,238	0.1
38,491		Webster Financial Corp.	2,096,220	0.4
7,245		Wintrust Financial Corp.	582,281	0.1
23,214		Zions Bancorp NA	1,436,714	0.3
			86,347,455	15.5

		Health Care: 10.3%
1,537	(1)	10X Genomics, Inc.	223,756	0.0
10,489		Agilent Technologies, Inc.	1,652,332	0.3
9,743	(1)	Amedisys, Inc.	1,452,681	0.3
5,005	(1)	Arrowhead Pharmaceuticals, Inc.	312,462	0.1
5,057		Bio-Techne Corp.	2,450,470	0.4
6,310	(1)	Charles River Laboratories International, Inc.	2,603,948	0.5
6,684		Chemed Corp.	3,108,862	0.6
19,916	(1)	Emergent Biosolutions, Inc.	997,194	0.2
18,764	(1)	Envista Holdings Corp.	784,523	0.1
109,887	(1)	Exelixis, Inc.	2,323,011	0.4
14,171	(1)	Globus Medical, Inc.	1,085,782	0.2
41,484	(1)	Halozyme Therapeutics, Inc.	1,687,569	0.3
9,250	(1)	HealthEquity, Inc.	599,030	0.1
13,654		Hill-Rom Holdings, Inc.	2,048,100	0.4
5,027	(1)	ICON PLC	1,317,175	0.2
14,674	(1)	Incyte Corp., Ltd.	1,009,278	0.2
20,778	(1)	Jazz Pharmaceuticals PLC	2,705,503	0.5
12,622	(1)	LHC Group, Inc.	1,980,518	0.4
2,515	(1)	Ligand Pharmaceuticals, Inc.	350,390	0.1
11,160	(1)	Masimo Corp.	3,021,124	0.5
7,763		McKesson Corp.	1,547,787	0.3
11,977	(1)	Medpace Holdings, Inc.	2,267,007	0.4
261	(1)	Mettler Toledo International, Inc.	359,491	0.1
21,114	(1)	Molina Healthcare, Inc.	5,728,439	1.0
4,212	(1)	Natera, Inc.	469,385	0.1
7,517	(1)	Neurocrine Biosciences, Inc.	720,955	0.1
20,524	(1)	NuVasive, Inc.	1,228,361	0.2
59,129		Patterson Cos., Inc.	1,782,148	0.3
3,138	(1)	Penumbra, Inc.	836,277	0.1
21,638	(1)	Progyny, Inc.	1,211,728	0.2
16,044	(1)	Quidel Corp.	2,264,611	0.4
1,542	(1)	Repligen Corp.	445,623	0.1
11,246	(1)	Staar Surgical Co.	1,445,448	0.3
1,988		STERIS Public Ltd. Co.	406,109	0.1
3,949	(1)	Tandem Diabetes Care, Inc.	471,432	0.1
16,300	(1)	Tenet Healthcare Corp.	1,082,972	0.2
10,658	(1)	United Therapeutics Corp.	1,967,254	0.3
4,520	(1)	Veeva Systems, Inc.	1,302,528	0.2
			57,251,263	10.3

		Industrials: 17.1%
18,652		Acuity Brands, Inc.	3,233,697	0.6
2,655		Advanced Drainage Systems, Inc.	287,191	0.0
25,627		AGCO Corp.	3,140,076	0.6
6,427		Allegion Public Ltd.	849,521	0.1
29,552		Allison Transmission Holdings, Inc.	1,043,777	0.2
9,397		Ametek, Inc.	1,165,322	0.2
5,763		AO Smith Corp.	351,946	0.1
28,289	(1)	ASGN, Inc.	3,200,617	0.6
4,877	(1),(2)	Avis Budget Group, Inc.	568,219	0.1
7,382	(1)	Axon Enterprise, Inc.	1,291,998	0.2
7,051		Brink's Co.	446,328	0.1

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
19,138	(1)	Builders FirstSource, Inc.	$990,200	0.2
8,819	(1)	CACI International, Inc.	2,311,460	0.4
18,706		Carlisle Cos., Inc.	3,718,566	0.7
10,660	(1)	Clarivate PLC	233,454	0.0
32,977	(1)	Clean Harbors, Inc.	3,425,321	0.6
7,945	(1)	Colfax Corp.	364,676	0.1
12,289	(1)	Copart, Inc.	1,704,730	0.3
13,876	(1)	CoStar Group, Inc.	1,194,169	0.2
35,702		Crane Co.	3,384,907	0.6
10,184		Curtiss-Wright Corp.	1,285,017	0.2
13,305	(1)	Dycom Industries, Inc.	947,848	0.2
34,374		EMCOR Group, Inc.	3,966,072	0.7
21,980		EnerSys	1,636,191	0.3
17,033		Fortive Corp.	1,202,019	0.2
5,997		Fortune Brands Home & Security, Inc.	536,252	0.1
3,000	(1)	Generac Holdings, Inc.	1,226,010	0.2
5,955		Graco, Inc.	416,671	0.1
11,508	(1)	GXO Logistics, Inc.	902,688	0.2
29,135		Herman Miller, Inc.	1,097,224	0.2
20,519		Hubbell, Inc.	3,707,168	0.7
34,274	(1)	IAA, Inc.	1,870,332	0.3
45,686		ITT, Inc.	3,921,686	0.7
78,421		KBR, Inc.	3,089,787	0.5
60,791		Knight-Swift Transportation Holdings, Inc.	3,109,460	0.6
840		Lennox International, Inc.	247,103	0.0
16,933		Manpowergroup, Inc.	1,833,505	0.3
9,800		Masco Corp.	544,390	0.1
15,670	(1)	Mastec, Inc.	1,352,008	0.2
5,877	(1)	Middleby Corp.	1,002,087	0.2
1,366		Nordson Corp.	325,313	0.1
78,782		nVent Electric PLC	2,547,022	0.5
1,335		Old Dominion Freight Line	381,783	0.1
17,647		Oshkosh Corp.	1,806,523	0.3
42,790		Owens Corning, Inc.	3,658,545	0.7
27,714		Regal Beloit Corp.	4,166,523	0.7
2,251		Rockwell Automation, Inc.	661,884	0.1
36,918		Ryder System, Inc.	3,053,488	0.5
16,249		Simpson Manufacturing Co., Inc.	1,738,156	0.3
11,626	(1)	Sunrun, Inc.	511,544	0.1
35,881		Terex Corp.	1,510,590	0.3
3,562		Tetra Tech, Inc.	531,949	0.1
46,207		Timken Co.	3,022,862	0.5
3,102		Toro Co.	302,166	0.0
3,176	(1)	Trex Co., Inc.	323,730	0.1
927	(1)	United Rentals, Inc.	325,312	0.1
18,653	(1)	Univar Solutions, Inc.	444,314	0.1
18,134		Woodward, Inc.	2,052,769	0.4
11,508	(1)	XPO Logistics, Inc.	915,807	0.2
			95,079,973	17.1

		Information Technology: 13.6%
6,558	(1)	Akamai Technologies, Inc.	685,901	0.1
9,053		Alliance Data Systems Corp.	913,357	0.2
12,052		Amdocs Ltd.	912,457	0.2
42,786		Amkor Technology, Inc.	1,067,511	0.2
38,040	(1)	Arrow Electronics, Inc.	4,271,512	0.8
4,934	(1)	Avalara, Inc.	862,315	0.2
67,573		Avnet, Inc.	2,498,174	0.4
23,814		Brooks Automation, Inc.	2,437,363	0.4
7,781	(1)	Cadence Design Systems, Inc.	1,178,355	0.2
3,148	(1)	Ceridian HCM Holding, Inc.	354,528	0.1
41,421	(1)	Ciena Corp.	2,126,968	0.4
37,473		Cognex Corp.	3,006,084	0.5
39,088	(1)	Commvault Systems, Inc.	2,943,717	0.5
5,255	(1)	Concentrix Corp.	930,135	0.2
7,156	(1),(2)	Cree, Inc.	577,704	0.1
10,852	(1)	Datadog, Inc.	1,533,930	0.3
1,245	(1)	DocuSign, Inc.	320,500	0.1
50,096	(1)	Dropbox, Inc.	1,463,805	0.3
9,778	(1)	DXC Technology Co.	328,639	0.1
3,255	(1)	Elastic NV	484,962	0.1
2,328	(1)	EPAM Systems, Inc.	1,328,077	0.2
1,632	(1)	F5 Networks, Inc.	324,409	0.1
1,809	(1)	Fair Isaac Corp.	719,855	0.1
82,009		Genpact Ltd.	3,896,248	0.7
12,009	(1)	GoDaddy, Inc.	837,027	0.1
1,856	(1)	HubSpot, Inc.	1,254,823	0.2
21,138	(1)	II-VI, Inc.	1,254,752	0.2
61,698		Jabil, Inc.	3,601,312	0.6
19,750	(1),(2)	Jamf Holding Corp.	760,770	0.1
6,567	(1)	Lumentum Holdings, Inc.	548,607	0.1
2,197	(1)	Manhattan Associates, Inc.	336,207	0.1
11,818		MAXIMUS, Inc.	983,258	0.2
13,474		MKS Instruments, Inc.	2,033,361	0.4
1,997		Monolithic Power Systems, Inc.	967,906	0.2
50,226		National Instruments Corp.	1,970,366	0.3
4,388	(1)	nCino, Inc.	311,680	0.1
22,132	(1)	NCR Corp.	857,836	0.1
3,382		NetApp, Inc.	303,568	0.1
2,945	(1)	Palo Alto Networks, Inc.	1,410,655	0.2
6,758	(1)	Paylocity Holding Corp.	1,894,943	0.3
68,043	(1)	Pure Storage, Inc. - Class A	1,711,962	0.3
17,440	(1)	Qualys, Inc.	1,940,898	0.3
30,641	(1)	Semtech Corp.	2,389,079	0.4
1,972	(1)	Silicon Laboratories, Inc.	276,396	0.0
10,342	(1)	SolarEdge Technologies, Inc.	2,742,905	0.5
8,352	(1)	Synaptics, Inc.	1,501,105	0.3
24,513		SYNNEX Corp.	2,551,803	0.5
4,029	(1)	Synopsys, Inc.	1,206,323	0.2
13,033		Teradyne, Inc.	1,422,813	0.3
12,950		Universal Display Corp.	2,213,932	0.4
112,965		Vishay Intertechnology, Inc.	2,269,467	0.4
19,421		Vontier Corp.	652,546	0.1
3,331	(1)	Zendesk, Inc.	387,695	0.1
			75,760,501	13.6

		Materials: 5.8%
15,884		Ashland Global Holdings, Inc.	1,415,582	0.3

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
14,705		Avient Corp.	$681,577	0.1
50,963	(1)	Axalta Coating Systems Ltd.	1,487,610	0.3
45,626		Cabot Corp.	2,286,775	0.4
43,893		Chemours Co.	1,275,531	0.2
31,734	(1)	Cleveland-Cliffs, Inc.	628,651	0.1
68,343		Commercial Metals Co.	2,081,728	0.4
27,857		Compass Minerals International, Inc.	1,793,991	0.3
16,838		Eagle Materials, Inc.	2,208,472	0.4
2,466		Eastman Chemical Co.	248,425	0.0
6,970		FMC Corp.	638,173	0.1
53,570		Huntsman Corp.	1,585,136	0.3
56,341		Louisiana-Pacific Corp.	3,457,647	0.6
18,761		Minerals Technologies, Inc.	1,310,268	0.2
1,254		NewMarket Corp.	424,818	0.1
11,220		Olin Corp.	541,365	0.1
4,816		PPG Industries, Inc.	688,736	0.1
31,884		Royal Gold, Inc.	3,044,603	0.6
41,073		RPM International, Inc.	3,189,318	0.6
2,138		Scotts Miracle-Gro Co.	312,918	0.1
41,813		Steel Dynamics, Inc.	2,445,224	0.4
29,423		United States Steel Corp.	646,423	0.1
			32,392,971	5.8

		Real Estate: 9.5%
49,650		American Campus Communities, Inc.	2,405,543	0.4
13,220		American Homes 4 Rent	503,946	0.1
69,303		Apartment Income REIT Corp.	3,382,679	0.6
135,402		Brixmor Property Group, Inc.	2,993,738	0.5
2,376		Camden Property Trust	350,389	0.1
102,301		Corporate Office Properties Trust SBI MD	2,760,081	0.5
19,050		EastGroup Properties, Inc.	3,174,302	0.6
59,601		First Industrial Realty Trust, Inc.	3,104,020	0.6
31,918		Gaming and Leisure Properties, Inc.	1,478,442	0.3
75,120		Highwoods Properties, Inc.	3,294,763	0.6
68,716		Hudson Pacific Properties, Inc.	1,805,169	0.3
49,508		Invitation Homes, Inc.	1,897,642	0.3
12,285	(1)	Jones Lang LaSalle, Inc.	3,047,786	0.5
40,913		Kimco Realty Corp.	848,945	0.2
17,650		Lamar Advertising Co.	2,002,393	0.4
32,464		Life Storage, Inc.	3,724,919	0.7
28,230		Medical Properties Trust, Inc.	566,576	0.1
52,134		National Retail Properties, Inc.	2,251,668	0.4
26,551		National Storage Affiliates Trust	1,401,627	0.2
86,195		Omega Healthcare Investors, Inc.	2,582,402	0.5
50,738		PotlatchDeltic Corp.	2,617,066	0.5
76,585		Sabra Healthcare REIT, Inc.	1,127,331	0.2
72,849		Spirit Realty Capital, Inc.	3,353,968	0.6
3,984		Sun Communities, Inc.	737,438	0.1
38,609		Weyerhaeuser Co.	1,373,322	0.2
			52,786,155	9.5

		Utilities: 3.4%
3,659		American Water Works Co., Inc.	618,517	0.1
37,240		Black Hills Corp.	2,337,182	0.4
16,209	(2)	Brookfield Renewable Corp.	629,071	0.1
11,890		Entergy Corp.	1,180,796	0.2
5,767		Essential Utilities, Inc.	265,743	0.0
22,283		Evergy, Inc.	1,386,003	0.3
74,691		MDU Resources Group, Inc.	2,216,082	0.4
51,014		National Fuel Gas Co.	2,679,255	0.5
20,527		NorthWestern Corp.	1,176,197	0.2
5,021		Public Service Enterprise Group, Inc.	305,779	0.1
11,436		Southwest Gas Holdings, Inc.	764,840	0.1
16,489		Spire, Inc.	1,008,797	0.2
101,672		UGI Corp.	4,333,261	0.8
			18,901,523	3.4

	Total Common Stock
	(Cost $431,932,386)		546,291,686	98.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
		Repurchase Agreements: 1.2%
1,532,603	(3)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,532,605, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,563,255, due 09/01/31-07/01/60)	1,532,603	0.3
454,341	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $454,342, collateralized by various U.S. Government Securities, 0.125%-2.750%, Market Value plus accrued interest $463,428, due 06/30/22-02/15/28)	454,341	0.1

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,532,603	(3) Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,532,605, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,563,255, due 11/15/21-10/01/51)	$1,532,603	0.3
1,532,603	(3) HSBC Securities USA, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,532,605, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,563,255, due 05/20/43-03/20/51)	1,532,603	0.2
1,532,603	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,532,605, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,563,255, due 10/31/21-05/01/58)	1,532,603	0.3

	Total Repurchase Agreements
	(Cost $6,584,753)	6,584,753	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
10,111,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $10,111,000)	10,111,000	1.8

	Total Short-Term Investments
	(Cost $16,695,753)	16,695,753	3.0

	Total Investments in Securities (Cost $448,628,139)	$562,987,439	101.1
	Liabilities in Excess of Other Assets	(6,350,019)	(1.1)
	Net Assets	$556,637,420	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2021.

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$546,291,686	$–	$–	$546,291,686
Short-Term Investments	10,111,000	6,584,753	–	16,695,753
Total Investments, at fair value	$556,402,686	$6,584,753	$–	$562,987,439
Liabilities Table
Other Financial Instruments+
Futures	$(336,282)	$–	$–	$(336,282)
Total Liabilities	$(336,282)	$–	$–	$(336,282)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	38	12/17/21	$10,006,160	$(336,282)
			$10,006,160	$(336,282)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $450,112,382.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$127,627,293
Gross Unrealized Depreciation	(15,088,518)
Net Unrealized Appreciation	$112,538,775